Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

Numerous subsequent events disclosures are being made elsewhere in this consolidated financial statements. Subsequent events have been reviewed through the date this consolidated financial statements were issued and required no adjustments or disclosures other than the following (Note 19):

On January 31, 2023, the shareholders of the Company approved a 1 for 40 share consolidation (“2023 share consolidation”) of the Company’s authorized and issued ordinary shares, (1) the fractional shares proposal; and (2) immediately following the completion of the share consolidation, the shareholders of the Company approved an increase in our authorized ordinary shares from 7,500,000 ordinary shares to 300,000,000 ordinary shares. The share consolidation was consummated under Cayman Islands law on January 31, 2023.

On March 1, 2023, Tu Jingyi (“Mr. Tu”) provided a repayment plan to the Company in connection with the balance of related party receivable with Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries (Note 23). Mr. Tu and the Company have agreed to the following pursuant to the plan:

(1)	Amount due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited for the prepayment for the purchase of robots made by AI Hong Kong shall be offset with the amount due to Shenzhen Kewei Robot Technology Co., Limited for the payables relating to the purchase of robots made by GFAI Shenzhen and GFAI Guangzhou;

(2)	Mr. Tu agreed to settle the remaining balance by three installments of approximately $1,500,000 each by June 30, 2023, September 30, 2023 and December 31, 2023, respectively;

(3)	Mr. Tu agreed to waive the Company’s repayment of the borrowings from Guardforce Holdings (HK) Limited and borrowings from Mr. Tu (Note 23) if Mr. Tu is unable to settle the balance in full as of December 31, 2023.

(4)	Mr. Tu agreed to return and forfeit his shares of the Company if the above settlement is insufficient to settle the full receivable balance.